                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21455

                     DREMAN/CLAYMORE DIVIDEND & INCOME FUND
               (Exact name of registrant as specified in charter)

2455 CORPORATE WEST DRIVE, LISLE, ILLINOIS                               60532
 (Address of principal executive offices)                             (Zip code)

   Nicholas Dalmaso, Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle,
                                 Illinois 60532
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3736

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Proxy Voting Record

                                                                         Proposed by                                     For /
                                      Meeting                            (I)ssuer or    Vote                            Against
Issuer            Ticker    CUSIP       Date        Matter Voted On     (S)hareholder  Cast?         How Voted           Mngmt
----------------  ------  ---------  ---------  ----------------------  -------------  -----  ------------------------  -------
Bank of America     BAC   060505104  3/17/2004  Adoption of the Merger        I         YES   FOR                         FOR
   Corp                                            Agreement
Bank of America     BAC   060505104  3/17/2004  Adoption of Bank of           I         YES   FOR                         FOR
   Corp                                            America's Amended
                                                   Stock Plan
Bank of America     BAC   060505104  3/17/2004  Adoption of an                I         YES   FOR                         FOR
   Corp                                            Amendment to
                                                   Increase the Number
                                                   of Authorized
                                                   Shares of Bank of
                                                   America Common
                                                   Stock
Bank of America     BAC   060505104  3/17/2004  Approval of Proposal          I         YES   FOR                         FOR
   Corp                                            to Adjourn the
                                                   Bank of America
                                                   Special Meeting, if
                                                   necessary, to
                                                   Solicit Additional
                                                   Proxies
Bristol Myers       BMY   110122108   5/4/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
   Squibb Co.                                                                                    Peter R. Dolan
Bristol Myers       BMY   110122108   5/4/2004  Appointment of                I         YES   AGAINST                   AGAINST
   Squibb Co.                                      Independent
                                                   Auditors
Bristol Myers       BMY   110122108   5/4/2004  Stockholder Proposal          S         YES   FOR                       AGAINST
   Squibb Co.                                      Relating to
                                                   Publication of
                                                   Political
                                                   Contributions

Bristol Myers       BMY   110122108   5/4/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Squibb Co.                                      Relating to
                                                   Prohibition of
                                                   Political
                                                   Contributions

Bristol Myers       BMY   110122108   5/4/2004  Stockholder Proposal          S         YES   FOR                       AGAINST
   Squibb Co.                                      Relating to
                                                   Separation of
                                                   Chairman and CEO
                                                   Positions
Bristol Myers       BMY   110122108   5/4/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Squibb Co.                                      Relating to
                                                   HIV/AIDS-TB-Malaria
Bristol Myers       BMY   110122108   5/4/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Squibb Co.                                      Relating to
                                                   Director Vote
                                                   Threshold
US Tobacco Inc.     UST   902911106   5/4/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 Vincent A. Gierer Jr.
US Tobacco Inc.     UST   902911106   5/4/2004  Selection of                  I         YES   FOR                         FOR
                                                   Independent
                                                   Auditors
US Tobacco Inc.     UST   902911106   5/4/2004  Shareholder Input on          S         YES   FOR                       AGAINST
                                                   Poison Pills
US Tobacco Inc.     UST   902911106   5/4/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
                                                   Reducing
                                                   Nitrosamines (TSNA)
                                                   in Oral Snuff
ConocoPhilips       COP   20825C104   5/5/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 Kenneth M. Duberstein
ConocoPhilips       COP   20825C104   5/5/2004  Ratification of               I         YES   FOR                         FOR
                                                   Appointment of
                                                   Independent
                                                   Auditors
ConocoPhilips       COP   20825C104   5/5/2004  Approval of the 2004          I         YES   FOR                         FOR
                                                   Omnibus Stock and
                                                   Performance
                                                   Incentive Plan
ConocoPhilips       COP   20825C104   5/5/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
                                                   Limitation on
                                                   Executive
                                                   Compensation
ConocoPhilips       COP   20825C104   5/5/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
                                                   Commonsense
                                                   Executive
                                                   Compensation
ConocoPhilips       COP   20825C104   5/5/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
                                                   Drilling in the
                                                   Arctic National
                                                   Wildlife Refuge
Kerr-Mcgee          KMG   492386107  5/11/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 Luke R. Corbett
Kerr-Mcgee          KMG   492386107  5/11/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 Luke R. Corbett
Kerr-Mcgee          KMG   492386107  5/11/2004  Ratification of the           I         YES   FOR                         FOR
                                                   Appointment of
                                                   Independent
                                                   Auditors
Kerr-Mcgee          KMG   492386107  5/11/2004  Ratification of the           I         YES   FOR                         FOR
                                                   Appointment of
                                                   Independent
                                                   Auditors
Kerr-Mcgee          KMG   492386107  5/11/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
                                                   Requesting
                                                   Establishment of an
                                                   Office of the
                                                   Board of Directors
Kerr-Mcgee          KMG   492386107  5/11/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
                                                   Requesting
                                                   Establishment of an
                                                   Office of the
                                                   Board of Directors
Loew's Corp         LTR   540424108  5/11/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 BOWER, FRIBURG,
                                                                                                 AND TISCH
Loew's Corp         LTR   540424108  5/11/2004  Ratification of the           I         YES   FOR                         FOR
                                                   Appointment of
                                                   Independent
                                                   Auditors
Loew's Corp         LTR   540424108  5/11/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
                                                   Relating to
                                                   Cumulative Voting
Loew's Corp         LTR   540424108  5/11/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
                                                   relating to
                                                   Environmental
                                                   Tobacco Smoke
Loew's Corp         LTR   540424108  5/11/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
                                                   relating to
                                                   Charitable
                                                   Contributions
Consolidated        ED    209115104  5/17/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
   Edison Inc.                                                                                   Eugene McGrath,
                                                                                                 Ellen Futter,
                                                                                                 Stephen R. Volk,
                                                                                                 Frederic Salerno
Consolidated        ED    209115104  5/17/2004  Ratification of               I         YES   FOR                         FOR
   Edison Inc.                                     Appointment of
                                                   Independent
                                                   Accountants
Consolidated        ED    209115104  5/17/2004  Approval of the               I         YES   FOR                         FOR
   Edison Inc.                                     Company's Stock
                                                   Purchase Plan

Consolidated        ED    209115104  5/17/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
   Edison Inc.                                     Additional
                                                   Compensation
                                                   Information
American            AIG   026874107  5/19/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
   International                                                                                 Marshall A. Cohen,
   Group                                                                                         Carla A. Hills and
                                                                                                 Maurice R. Greenberg

American            AIG   026874107  5/19/2004  Approval of a Proposal        I         YES   FOR                         FOR
   International                                   to Adopt a Chief
   Group                                           Executive Officer
                                                   Annual Compensation
                                                   Plan
American            AIG   026874107  5/19/2004  Approval of a Proposal        I         YES   FOR                         FOR
   International                                   to Adopt the
   Group                                           American
                                                   International
                                                   Group, Inc.
                                                   Director Stock Plan
American            AIG   026874107  5/19/2004  Ratification of               I         YES   FOR                         FOR
   International                                   Selection of
   Group                                           Accountants
American            AIG   026874107  5/19/2004  Shareholder                   S         YES   FOR                       AGAINST
   International                                   Proposal I
   Group
American            AIG   026874107  5/19/2004  Shareholder                   S         YES   AGAINST                     FOR
   International                                   Proposal II
   Group
American            AIG   026874107  5/19/2004  Shareholder                   S         YES   AGAINST                     FOR
   International                                   Proposal III
   Group
Keyspan             KSE   49337W100  5/20/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
                                                                                                 Robert B. Catell
                                                                                                 and J. Atwo
Keyspan             KSE   49337W100  5/20/2004  Ratification of               I         YES   AGAINST                   AGAINST
                                                   Deloitte & Touche
                                                   LLP as Independent
                                                   Public Accountants
Keyspan             KSE   49337W100  5/20/2004  Shareholder Proposal          S         YES   FOR                       AGAINST
Vector Group        VGR   92240M108  5/24/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
   Ltd.                                                                                          Howard M. Lorber,
                                                                                                 Bennett S.
                                                                                                 Robert J. Eide and
                                                                                                 Jean E. Sharpe
Vector Group        VGR   92240M108  5/24/2004  Approval of Vector            I         YES   FOR                         FOR
   Ltd.                                            Group Ltd. Amended
                                                   and Restated 1999
                                                   Long-Term
                                                   Incentive Plan
Electronic Data     EDS   285661104  5/25/2004  Election of Directors         I         YES   FOR ALL                     FOR
   Systems
Electronic Data     EDS   285661104  5/25/2004  Ratification of               I         YES   FOR                         FOR
   Systems                                         Appointment of
                                                   Auditors
Electronic Data     EDS   285661104  5/25/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
   Systems                                         Relating to
                                                   Classified Board
Electronic Data     EDS   285661104  5/25/2004  Shareholder Proposal          S         YES   FOR                       AGAINST
   Systems                                         Relating to Rights
                                                   Plan
Electronic Data     EDS   285661104  5/25/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
   Systems                                         Relating to
                                                   Majority Vote
Fannie Mae          FNM   313586109  5/25/2004  Election of Directors         I          NO   N/A                         N/A
Fannie Mae          FNM   313586109  5/25/2004  Ratification of               I         YES   AGAINST                   AGAINST
                                                   Auditors
Fannie Mae          FNM   313586109  5/25/2004  Approval of Amendment         I         YES   FOR                         FOR
                                                   to the Company's
                                                   Employee Stock
                                                   Purchase Plan
Fannie Mae          FNM   313586109  5/25/2004  Shareholder Proposal -        S         YES   AGAINST                     FOR
                                                   Cumulative
                                                   Voting
Bank of America     BAC   060505104  5/26/2004  Election of Directors         I         YES   FOR, WITH EXCEPTION OF    AGAINST
   Corp                                                                                          Charles K. Gifford,
                                                                                                 Paul Fulton and
                                                                                                 Jackie M. Ward
Bank of America     BAC   060505104  5/26/2004  Ratification of               I         YES   AGAINST                   AGAINST
   Corp                                            Independent Public
                                                   Accountants
Bank of America     BAC   060505104  5/26/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Corp                                            Regarding the
                                                   Annual Meeting Date
Bank of America     BAC   060505104  5/26/2004  Stockholder Proposal          S         YES   FOR                       AGAINST
   Corp                                            Regarding the
                                                   Nomination of
                                                   Directors
Bank of America     BAC   060505104  5/26/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Corp                                            Regarding
                                                   Charitable
                                                   Contributions
Bank of America     BAC   060505104  5/26/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Corp                                            Regarding Mutual
                                                   Fund Trading
                                                   Policies
Bank of America     BAC   060505104  5/26/2004  Stockholder Proposal          S         YES   AGAINST                     FOR
   Corp                                            Regarding Privacy
                                                   and Information
                                                   Security
Newcastle           NCT   65105M108  5/27/2004  Election of Directors         I         YES   FOR ALL                     FOR
   Investment
   Corp
Newcastle           NCT   65105M108  5/27/2004  Approval of                   I         YES   FOR                         FOR
   Investment                                      Appointment of
   Corp                                            Ernst & Young LLP
                                                   as Independent
                                                   Auditors

Devon Energy        DVN   25179M103   6/8/2004  Election of Directors         I         YES   FOR ALL                     FOR
Devon Energy        DVN   25179M103   6/8/2004  Ratification of               I         YES   FOR                         FOR
                                                   Independent
                                                   Auditors
Devon Energy        DVN   25179M103   6/8/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
                                                   for a Director
                                                   Election Vote
                                                   Threshold
Union Planters      UPC   908068109   6/8/2004  Approval and Adoption         I         YES   FOR                         FOR
   Corp                                            of the Merger
                                                   Agreement
Union Planters      UPC   908068109   6/8/2004  Election of Directors         I         YES   FOR ALL                     FOR
   Corp
Union Planters      UPC   908068109   6/8/2004  Ratification of               I         YES   FOR                         FOR
   Corp                                            Selection of
                                                   Independent
                                                   Accountants
Union Planters      UPC   908068109   6/8/2004  Adjournment of Annual         I         YES   FOR                         FOR
   Corp                                            Meeting
Union Planters      UPC   908068109   6/8/2004  Shareholder Proposal          S         YES   AGAINST                     FOR
   Corp
MFA Mortgage        MFA   55272X102   6/9/2004  Election of Directors         I         YES   FOR, W/ EXCEPTION OF
   Investments                                                                                   ZIMMERMAN              AGAINST
   Inc
MFA Mortgage        MFA   55272X102   6/9/2004  Approval of the 2004          I         YES   FOR                         FOR
   Investments                                     Equity Compensation
   Inc                                             Plan

MFA Mortgage        MFA   55272X102   6/9/2004  Ratification of               I         YES   FOR                         FOR
   Investments                                     Appointment of
   Inc                                             Auditors
American Home       AHM   02660R107  6/16/2004  Election of Directors         I         YES   FOR ALL                     FOR
   Mortgage
   Inves
American Home       AHM   02660R107  6/16/2004  Ratification of               I         YES   AGAINST                   AGAINST
   Mortgage                                        External Auditor
   Inves
Kerr-Mcgee          KMG   492386107  6/25/2004  Approve Merger                I         YES   FOR                         FOR
                                                   Agreement

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund


By:    /s/ Nicholas Dalmaso
       ---------------------------------
Name:  Nicholas Dalmaso
Title: Chief Legal and Executive Officer
Date:  August 30, 2004